UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2016 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03189
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Financial Institutions Series Trust

===================== BlackRock Summit Cash Reserves Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date:	August 25, 2016